Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Republic of Ireland | Current retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.7	22.6	22.5
Republic of Ireland | Current retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.6	24.5	24.4
Republic of Ireland | Future retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	25.0	24.9	24.8
Republic of Ireland | Future retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.9	26.8	26.7
United States and Canada | Current retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.5	20.5	20.1
United States and Canada | Current retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.5	22.4	22.2
United States and Canada | Future retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.3	22.2	22.0
United States and Canada | Future retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.2	24.1	23.9
Switzerland | Current retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.7	22.6	22.6
Switzerland | Current retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.5	24.4	24.7
Switzerland | Future retirees men
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	25.5	25.4	24.8
Switzerland | Future retirees women
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.9	26.9	26.8